Unearned Income (Details) - Schedule of movement of unearned income - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Movement Of Unearned Income Abstract
Balance, beginning	$ 72,523	$ 130,772
Current year addition	1,078,496	172,717
Revenue recognized	(743,594)	(233,349)
Foreign exchange gain (loss)	(13,683)	2,383
Balance, ending	$ 393,742	$ 72,523